Lease - Schedule of Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Schedule of Minimum Lease Payments [Abstract]
2025	$ 589
2026	1,052
2027	1,022
2028	954
2029	931
2030 and thereafter	5,213
Total undiscounted lease payments	9,761
Less: imputed interest	2,480
Present value of lease liabilities	$ 7,281